Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 13, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000798244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 13, 2011
MFS Global Leaders Fund (Prospectus Summary) | MFS Global Leaders Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLOAX
MFS Global Leaders Fund (Prospectus Summary) | MFS Global Leaders Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLOBX
MFS Global Leaders Fund (Prospectus Summary) | MFS Global Leaders Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLOCX
MFS Global Leaders Fund (Prospectus Summary) | MFS Global Leaders Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLODX